Research and development expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and development expenses
Pre-clinical and clinical trial expenses	$ 20,421,000	$ 28,178,000	$ 14,188,000
Personnel-related expenses	6,629,000	6,150,000	4,955,000
Research and development activities expenses	2,680,000	2,241,000	1,843,000
Facilities and other research and development expenses	2,356,000	1,546,000	814,000
Share-based compensation expense	1,728,000	1,975,000	788,000
VUmc and other license expenses		15,000	14,357,000
Total research and development expenses	33,814,000	40,105,000	36,945,000
Government grants	$ 2,000,000.0	$ 1,600,000	$ 1,700,000